Portfolio of Investments
Columbia Adaptive Risk Allocation Fund, February 29, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 1.8%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	13,379,878	52,582,920
Total Alternative Strategies Funds (Cost $58,826,011)		52,582,920

Common Stocks 1.7%
Issuer	Shares	Value ($)
Real Estate 1.7%
Equity Real Estate Investment Trusts (REITS) 1.7%
Alexandria Real Estate Equities, Inc.	16,787	2,549,610
American Homes 4 Rent, Class A	73,001	1,889,996
American Tower Corp.	6,336	1,437,005
AvalonBay Communities, Inc.	9,846	1,975,009
Boston Properties, Inc.	16,576	2,137,309
Camden Property Trust	4,872	516,335
Coresite Realty Corp.	9,224	956,806
Corporate Office Properties Trust	27,213	689,577
CyrusOne, Inc.	5,478	331,857
Digital Realty Trust, Inc.	12,690	1,524,196
Duke Realty Corp.	58,237	1,890,955
Equinix, Inc.	5,111	2,927,581
Equity LifeStyle Properties, Inc.	40,687	2,780,143
Equity Residential	16,251	1,220,450
Essex Property Trust, Inc.	5,908	1,674,091
Extra Space Storage, Inc.	11,934	1,197,696
Farmland Partners, Inc.	15,344	90,683
First Industrial Realty Trust, Inc.	46,945	1,807,382
Four Corners Property Trust, Inc.	20,050	575,234
Healthpeak Properties, Inc.	46,227	1,462,622
Highwoods Properties, Inc.	33,740	1,514,251
Host Hotels & Resorts, Inc.	105,181	1,523,021
Investors Real Estate Trust	7,344	517,385
Invitation Homes, Inc.	74,852	2,147,504
Life Storage, Inc.	12,237	1,320,495
Mack-Cali Realty Corp.	46,594	884,354
Medical Properties Trust, Inc.	88,113	1,861,828
National Storage Affiliates Trust	20,512	692,075
Outfront Media, Inc.	15,264	402,054
Common Stocks (continued)
Issuer	Shares	Value ($)
ProLogis, Inc.	31,040	2,616,051
Simon Property Group, Inc.	18,738	2,306,273
SITE Centers Corp.	46,914	539,980
STORE Capital Corp.	61,555	2,022,697
Sun Communities, Inc.	9,994	1,527,883
Ventas, Inc.	23,702	1,274,457
Total		50,784,845
Total Real Estate		50,784,845
Total Common Stocks (Cost $54,536,413)		50,784,845

Foreign Government Obligations(b),(c) 14.3%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Canada 0.3%
Canadian Government Bond
06/01/2028	2.000%	CAD	10,108,000	8,061,162
Chile 1.2%
Bonos de la Tesoreria de la Republica en pesos
03/01/2026	4.500%	CLP	26,000,000,000	34,112,483
France 0.7%
French Republic Government Bond OAT(d)
10/25/2027	2.750%	EUR	10,316,000	14,225,784
11/25/2028	0.750%	EUR	4,674,000	5,672,189
05/25/2045	3.250%	EUR	464	879
Total				19,898,852
Indonesia 1.4%
Indonesia Treasury Bond
09/15/2030	7.000%	IDR	585,454,000,000	41,045,110
Italy 0.1%
Italy Buoni Poliennali Del Tesoro(d)
03/01/2047	2.700%	EUR	3,517,000	4,444,554
Japan 4.6%
Japan Government 10-Year Bond
03/20/2028	0.100%	JPY	1,175,550,000	11,211,346
Japan Government 20-Year Bond
06/20/2032	1.500%	JPY	23,300,000	257,623
09/20/2037	0.600%	JPY	549,150,000	5,532,029
06/20/2039	0.300%	JPY	692,250,000	6,607,573
12/20/2039	0.300%	JPY	4,945,000,000	47,167,644
Columbia Adaptive Risk Allocation Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, February 29, 2020 (Unaudited)
Foreign Government Obligations(b),(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Japan Government 30-Year Bond
03/20/2037	2.400%	JPY	288,250,000	3,717,914
03/20/2047	0.800%	JPY	604,150,000	6,400,305
06/20/2047	0.800%	JPY	337,300,000	3,574,185
09/20/2047	0.800%	JPY	594,800,000	6,299,488
03/20/2048	0.800%	JPY	585,450,000	6,213,477
03/20/2049	0.500%	JPY	354,700,000	3,492,676
06/20/2049	0.400%	JPY	595,200,000	5,702,983
12/20/2049	0.400%	JPY	3,173,000,000	30,353,690
Total				136,530,933
Mexico 0.6%
Mexican Bonos
05/31/2029	8.500%	MXN	312,678,100	17,689,987
New Zealand 0.5%
New Zealand Government Bond
04/20/2029	3.000%	NZD	20,144,000	14,707,899
South Africa 1.8%
Republic of South Africa Government Bond
12/21/2026	10.500%	ZAR	406,148,000	29,188,351
01/31/2030	8.000%	ZAR	408,017,000	24,310,063
Total				53,498,414
South Korea 1.3%
Korea Treasury Bond
12/10/2028	2.375%	KRW	21,000,000,000	18,832,478
06/10/2029	1.875%	KRW	20,971,000,000	18,163,769
Total				36,996,247
Spain 0.7%
Spain Government Bond(d)
04/30/2029	1.450%	EUR	17,000,000	20,875,642
United Kingdom 1.1%
United Kingdom Gilt(d)
10/22/2028	1.625%	GBP	10,885,000	15,461,477
06/07/2032	4.250%	GBP	5,928,000	10,923,499
01/22/2045	3.500%	GBP	3,257,133	6,545,004
Total				32,929,980
Total Foreign Government Obligations (Cost $417,462,417)				420,791,263

Inflation-Indexed Bonds(b) 16.1%

Australia 0.6%
Australia Government Bond(d)
11/21/2027	0.750%	AUD	5,017,203	3,600,978
08/21/2035	2.000%	AUD	4,006,676	3,538,718
08/21/2040	1.250%	AUD	2,522,237	2,114,582
Inflation-Indexed Bonds(b) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Australia Government Index-Linked Bond(d)
09/20/2025	3.000%	AUD	11,236,705	8,821,292
Total				18,075,570
Brazil 0.2%
Brazil Notas do Tesouro Nacional Serie B
08/15/2026	6.000%	BRL	18,528,221	4,977,528
Canada 0.6%
Canadian Government Real Return Bond
12/01/2026	4.250%	CAD	8,588,532	8,328,445
12/01/2031	4.000%	CAD	4,606,256	5,114,996
12/01/2036	3.000%	CAD	3,261,948	3,643,687
Total				17,087,128
France 0.7%
France Government Bond OAT(d)
07/25/2030	0.700%	EUR	3,133,094	4,180,122
07/25/2032	3.150%	EUR	2,232,378	3,884,627
French Republic Government Bond OAT(d)
07/25/2024	0.250%	EUR	7,689,531	9,125,412
07/25/2040	1.800%	EUR	1,332,530	2,383,227
Total				19,573,388
Italy 0.3%
Italy Buoni Poliennali Del Tesoro(d)
09/15/2026	3.100%	EUR	3,142,067	4,145,170
05/15/2028	1.300%	EUR	2,733,606	3,240,380
09/15/2035	2.350%	EUR	964,487	1,343,947
09/15/2041	2.550%	EUR	670,261	978,805
Total				9,708,302
Japan 1.1%
Japanese Government CPI-Linked Bond
03/10/2025	0.100%	JPY	929,202,400	8,778,559
03/10/2026	0.100%	JPY	804,603,160	7,623,782
03/10/2027	0.100%	JPY	1,539,249,555	14,656,105
03/10/2028	0.100%	JPY	253,725,000	2,414,687
Total				33,473,133
South Africa 0.1%
Republic of South Africa Government Bond - CPI Linked
12/31/2050	2.500%	ZAR	48,202,011	2,300,258
United Kingdom 4.9%
United Kingdom Gilt Inflation-Linked Bond(d)
03/22/2024	0.125%	GBP	8,497,691	12,079,706
03/22/2029	0.125%	GBP	12,127,439	19,917,360
03/22/2034	0.750%	GBP	8,959,870	17,652,137
11/22/2037	1.125%	GBP	8,357,340	18,937,781
03/22/2044	0.125%	GBP	8,449,461	18,535,472
03/22/2052	0.250%	GBP	13,858,489	36,019,896

2	Columbia Adaptive Risk Allocation Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, February 29, 2020 (Unaudited)
Inflation-Indexed Bonds(b) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
11/22/2056	0.125%	GBP	6,833,860	18,781,212
11/22/2065	0.125%	GBP	1,264,248	4,082,416
Total				146,005,980
United States 7.6%
U.S. Treasury Inflation-Indexed Bond
01/15/2022	0.125%		22,964,803	23,135,232
01/15/2024	0.625%		45,423,390	47,184,948
01/15/2025	0.250%		33,645,230	34,713,714
07/15/2027	0.375%		22,712,675	23,976,690
01/15/2028	0.500%		21,260,421	22,634,510
07/15/2028	0.750%		12,169,554	13,317,492
01/15/2029	0.875%		26,120,297	28,880,695
07/15/2029	0.250%		7,681,554	8,115,750
02/15/2042	0.750%		4,994,978	5,747,284
02/15/2043	0.625%		5,785,474	6,501,261
02/15/2045	0.750%		4,471,056	5,184,230
02/15/2048	1.000%		3,869,391	4,825,006
Total				224,216,812
Total Inflation-Indexed Bonds (Cost $447,424,856)				475,418,099

Residential Mortgage-Backed Securities - Agency 9.1%

Government National Mortgage Association TBA(e)
03/23/2050	3.500%		48,446,000	50,413,913
03/23/2050	4.000%		7,500,000	7,898,730
Uniform Mortgage-Backed Security TBA(e)
03/18/2035	2.500%		8,848,328	9,087,509
03/18/2035- 03/12/2050	3.000%		41,650,000	42,954,576
03/12/2050	3.500%		41,500,000	43,101,258
03/12/2050	4.000%		46,350,000	48,828,639
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
03/12/2050	4.500%	20,100,000	21,457,109
03/12/2050	5.000%	40,550,000	43,901,711
Total Residential Mortgage-Backed Securities - Agency (Cost $265,555,363)			267,643,445

U.S. Treasury Obligations 28.5%

U.S. Treasury
08/31/2026	1.375%	43,637,000	44,608,605
08/15/2027	2.250%	106,500,000	115,668,984
11/15/2027	2.250%	92,942,000	101,132,514
08/15/2028	2.875%	83,055,000	95,059,043
11/15/2028	3.125%	88,815,000	103,760,899
05/15/2029	2.375%	78,403,000	87,051,831
08/15/2029	1.625%	79,252,500	82,843,629
11/15/2029	1.750%	85,470,000	90,357,816
02/15/2030	1.500%	116,238,000	120,342,655
Total U.S. Treasury Obligations (Cost $816,330,782)			840,825,976

Money Market Funds 28.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.641%(a),(f)	832,613,270	832,613,270
Total Money Market Funds (Cost $832,583,882)		832,613,270
Total Investments in Securities (Cost: $2,892,719,724)		2,940,659,818
Other Assets & Liabilities, Net		7,943,383
Net Assets		2,948,603,201

At February 29, 2020, securities and/or cash totaling $141,839,404 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
142,406,000,000 IDR	10,340,255 USD	Citi	03/26/2020	523,783	—
21,120,205,000 KRW	17,742,108 USD	Citi	03/26/2020	202,200	—
27,988,827,000 CLP	34,111,916 USD	Goldman Sachs	03/26/2020	—	(111,646)
185,029,000,000 IDR	13,461,550 USD	Goldman Sachs	03/26/2020	706,946	—
157,035,097 GBP	204,596,317 USD	HSBC	03/26/2020	3,117,693	—
2,306,236,000 JPY	21,459,387 USD	HSBC	03/26/2020	49,507	—
24,385,563,000 JPY	222,477,726 USD	HSBC	03/26/2020	—	(3,904,990)
355,274,000 MXN	17,989,923 USD	HSBC	03/26/2020	7,787	—
28,603,000 NOK	3,070,353 USD	HSBC	03/26/2020	29,926	—
164,117,000 NZD	103,024,699 USD	HSBC	03/26/2020	418,191	—
53,000 PLN	13,421 USD	HSBC	03/26/2020	—	(93)
79,537,000 SEK	8,148,992 USD	HSBC	03/26/2020	—	(137,720)
Columbia Adaptive Risk Allocation Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, February 29, 2020 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
5,358,000 SGD	3,849,011 USD	HSBC	03/26/2020	1,746	—
36,269,348 USD	28,266,000 GBP	HSBC	03/26/2020	—	(3,603)
6,834,943 USD	53,276,000 HKD	HSBC	03/26/2020	233	—
52,780,207 USD	5,673,545,000 JPY	HSBC	03/26/2020	—	(110,005)
48,489 USD	906,000 MXN	HSBC	03/26/2020	—	(2,632)
2,536,803 USD	23,879,000 NOK	HSBC	03/26/2020	1,476	—
90,521,591 USD	141,555,000 NZD	HSBC	03/26/2020	—	(2,020,923)
51,184,179 USD	491,967,000 SEK	HSBC	03/26/2020	72,328	—
2,750,999 USD	3,831,000 SGD	HSBC	03/26/2020	—	(183)
534,273,000 ZAR	35,462,402 USD	HSBC	03/26/2020	1,336,346	—
116,250,000 ZAR	7,414,470 USD	HSBC	03/26/2020	—	(10,861)
67,381,000 AUD	45,122,210 USD	Morgan Stanley	03/26/2020	1,202,059	—
33,854,000 CAD	25,535,253 USD	Morgan Stanley	03/26/2020	312,704	—
121,033,000 CHF	123,567,367 USD	Morgan Stanley	03/26/2020	—	(2,096,235)
39,396,000 DKK	5,715,471 USD	Morgan Stanley	03/26/2020	—	(113,676)
19,001,000 EUR	21,010,546 USD	Morgan Stanley	03/26/2020	3,367	—
149,804,300 EUR	162,319,583 USD	Morgan Stanley	03/26/2020	—	(3,301,473)
93,757,000 GBP	122,096,928 USD	Morgan Stanley	03/26/2020	1,805,149	—
75,631,000 HKD	9,736,301 USD	Morgan Stanley	03/26/2020	33,036	—
441,582,000 NOK	46,915,566 USD	Morgan Stanley	03/26/2020	—	(23,506)
17,950,317 USD	27,489,000 AUD	Morgan Stanley	03/26/2020	—	(32,491)
72,680,892 USD	69,959,000 CHF	Morgan Stanley	03/26/2020	—	(45,331)
4,147,259 USD	28,038,000 DKK	Morgan Stanley	03/26/2020	1,325	—
77,184,077 USD	69,812,000 EUR	Morgan Stanley	03/26/2020	—	(1,132)
47,948,137 USD	37,379,000 GBP	Morgan Stanley	03/26/2020	9,738	—
92,594,156 USD	862,209,000 NOK	Morgan Stanley	03/26/2020	—	(943,476)
238,083,000 ZAR	15,808,606 USD	Morgan Stanley	03/26/2020	601,336	—
21,478,000 BRL	4,926,260 USD	Standard Chartered	03/26/2020	130,652	—
287,555,000,000 IDR	20,866,047 USD	Standard Chartered	03/26/2020	1,044,019	—
22,705,072,000 KRW	19,071,559 USD	Standard Chartered	03/26/2020	215,450	—
Total				11,826,997	(12,859,976)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian 10-Year Bond	659	03/2020	AUD	98,649,809	1,217,957	—
Canadian Government 10-Year Bond	75	06/2020	CAD	10,704,000	108,224	—
EURO STOXX 50 Index	781	03/2020	EUR	25,882,340	—	(2,769,430)
Euro-BTP	133	06/2020	EUR	19,452,580	—	(116,180)
Euro-Bund	303	06/2020	EUR	52,931,070	370,863	—
Euro-OAT	296	06/2020	EUR	50,722,560	257,729	—
FTSE 100 Index	340	03/2020	GBP	22,196,900	—	(4,461,766)
Japanese 10-Year Government Bond	59	03/2020	JPY	9,090,130,000	561,238	—
Long Gilt	373	06/2020	GBP	50,504,200	823,068	—
Long Gilt	97	06/2020	GBP	13,133,800	—	(39,325)
MSCI EAFE Index	942	03/2020	USD	85,533,600	—	(8,810,383)
MSCI Emerging Markets Index	719	03/2020	USD	36,266,360	—	(4,410,969)
S&P 500 Index E-mini	1,518	03/2020	USD	223,988,490	—	(15,097,320)
S&P/TSX 60 Index	61	03/2020	CAD	11,848,640	—	(366,131)
SPI 200 Index	538	03/2020	AUD	85,730,300	—	(3,974,758)
U.S. Treasury 10-Year Note	425	06/2020	USD	57,268,750	932,200	—
U.S. Treasury 5-Year Note	219	06/2020	USD	26,882,250	328,980	—
U.S. Ultra Bond 10-Year Note	188	06/2020	USD	28,241,125	566,543	—
Total					5,166,802	(40,046,262)

4	Columbia Adaptive Risk Allocation Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, February 29, 2020 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
DAX Index	(87)	03/2020	EUR	(25,706,325)	3,767,763	—
TOPIX Index	(609)	03/2020	JPY	(9,131,955,000)	12,451,062	—
Total					16,218,825	—

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
6-Month NOK NIBOR	Fixed rate of 1.963%	Receives SemiAnnually, Pays Annually	Morgan Stanley	01/10/2030	NOK	60,618,000	(247,729)	—	—	—	(247,729)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 32	Morgan Stanley	12/20/2024	1.000	Quarterly	2.522	USD	60,678,000	(667,024)	—	—	—	(667,024)
Markit CDX North America High Yield Index, Series 33	Morgan Stanley	12/20/2024	5.000	Quarterly	3.798	USD	101,770,020	1,478,410	—	—	1,478,410	—
Markit CDX North America High Yield Index, Series 33	Morgan Stanley	12/20/2024	5.000	Quarterly	3.798	USD	10,197,000	(64,450)	—	—	—	(64,450)
Markit CDX North America Investment Grade Index, Series 33	Morgan Stanley	12/20/2024	1.000	Quarterly	0.676	USD	52,428,000	5,993	—	—	5,993	—
Markit CDX North America Investment Grade Index, Series 33	Morgan Stanley	12/20/2024	1.000	Quarterly	0.676	USD	6,000,000	(14,262)	—	—	—	(14,262)
Total								738,667	—	—	1,484,403	(745,736)

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
6-Month NOK NIBOR	Norwegian Interbank Offered Rate	1.760%
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 29, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	59,902,339	66,558,621	(113,081,082)	13,379,878	—	(52,792,686)	24,362,217	4,224,334	52,582,920
Columbia Short-Term Cash Fund, 1.641%
	985,038,263	3,780,109,374	(3,932,534,367)	832,613,270	—	97,823	29,786	16,316,835	832,613,270
Total					—	(52,694,863)	24,392,003	20,541,169	885,196,190

Columbia Adaptive Risk Allocation Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, February 29, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(b)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(c)	Principal and interest may not be guaranteed by a governmental entity.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At February 29, 2020, the total value of these securities amounted to $271,512,268, which represents 9.21% of total net assets.
(e)	Represents a security purchased on a when-issued basis.
(f)	The rate shown is the seven-day current annualized yield at February 29, 2020.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
6	Columbia Adaptive Risk Allocation Fund | Quarterly Report 2020